ACCOUNTS RECEIVABLE (Tables)	12 Months Ended
Dec. 31, 2025
Trade and other current receivables [abstract]
Disclosure of accounts receivable [Table Text Block]
	As at December 31,
	2025	2024
Trade and settlement receivables	12,808	5,397
Other receivables	229	246
Accounts receivable	13,037	5,643